Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 607,314	$ 574,539	$ 411,014
Addition for property and equipment	908,185	915,759	625,183
Disposed property and equipment	77,196
Impairment loss